<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2011

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		November 11, 2011

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROFLEX HLDG CORP COM         COM              007767106      796    87500 SH       SOLE                    87500
ASCENT CAPITAL GROUP           COM              043632108     3539    90000 SH       SOLE                    90000
BANK OF AMER CORP              COM              060505104      444    72500 SH       SOLE                    72500
CABELA'S INC - CL A            COM              126804301     2049   100000 SH       SOLE                   100000
CARMAX INC                     COM              143130102     1932    81000 SH       SOLE                    81000
CITI TRENDS INC                COM              17306X102      473    40250 SH       SOLE                    40250
COST PLUS INC CALIF            COM              221485105     2142   340000 SH       SOLE                   340000
DEXCOM INC COM                 COM              252131107     2040   170000 SH       SOLE                   170000
DIGIMARC CORP.                 COM              253807101     1683    66328 SH       SOLE                    66328
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1318    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     1411    37500 SH       SOLE                    37500
EXAMWORKS GROUP INC COM        COM              30066A105      742    72875 SH       SOLE                    72875
FOSSIL INC                     COM              349882100     1824    22500 SH       SOLE                    22500
GENTEX CORP                    COM              371901109     1202    50000 SH       SOLE                    50000
GNC HLDGS INC COM CL A         COM              36191G107     1046    52000 SH       SOLE                    52000
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108     1578    80000 SH       SOLE                    80000
HECKMANN CORP COM              COM              422680108     1693   320000 SH       SOLE                   320000
HEELYS INC                     COM              42279M107      523   259075 SH       SOLE                   259075
HERTZ GLOBAL HLDS              COM              42805T105     1335   150000 SH       SOLE                   150000
HMS HOLDINGS                   COM              40425J101     1098    45000 SH       SOLE                    45000
HORIZON TECHNOLOGY FIN COM     COM              44045A102     1246    85000 SH       SOLE                    85000
HOWSTUFFWORKS II               COM              40431N203      151    52849 SH       SOLE                    52849
INTERVAL LEISURE GROUP COM     COM              46113M108     3024   227000 SH       SOLE                   227000
KIT DIGITAL INC COM NEW        COM              482470200     1848   220000 SH       SOLE                   220000
LITHIA MTRS INC CL A           COM              536797103      863    60000 SH       SOLE                    60000
LIVEPERSON INC COM             COM              538146101      846    85000 SH       SOLE                    85000
MAXYGEN                        COM              577776107     1914   350000 SH       SOLE                   350000
META FINL GROUP INC COM        COM              59100U108      378    20000 SH       SOLE                    20000
NGL ENERGY PARTNERS LP COM UNI COM              62913M107     1075    50000 SH       SOLE                    50000
O2MICRO INTERNATIONAL          COM              67107W100      869   208300 SH       SOLE                   208300
PENN NATL GAMING               COM              707569109     2330    70000 SH       SOLE                    70000
PNC FINANCIAL SVCS             COM              693475105     1687    35000 SH       SOLE                    35000
QUALCOMM                       COM              747525103     1945    40000 SH       SOLE                    40000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     1379    40000 SH       SOLE                    40000
SHUTTERFLY INC COM             COM              82568P304     2986    72500 SH       SOLE                    72500
SKULLCANDY INC COM             COM              83083J104      742    52500 SH       SOLE                    52500
SOLAR CAP LTD COM              COM              83413U100     2516   125000 SH       SOLE                   125000
STAPLES                        COM              855030102      665    50000 SH       SOLE                    50000
TEAVANA HLDGS INC COM          COM              87819P102      756    37150 SH       SOLE                    37150
TEXAS ROADHOUSE INC            COM              882681109     1851   140000 SH       SOLE                   140000
TREE COM INC COM               COM              894675107      658   131680 SH       SOLE                   131680
UNIVERSAL HEALTH SERVICES - CL COM              913903100      680    20000 SH       SOLE                    20000
VALUEVISION INTL INC-CL A      COM              92047K107      775   328200 SH       SOLE                   328200
WET SEAL CL A                  COM              961840105     1210   270000 SH       SOLE                   270000
WORLD HEART CORP COM NO PAR    COM              980905400       64   164874 SH       SOLE                   164874